Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Earnings Per Share
Earnings per share attributable to owners of the parent for the years ended March 31, 2021, 2022 and 2023 are calculated based on the following information. There were no significant dilutive potential common shares outstanding for the years ended March 31, 2021, 2022 and 2023.

	2021	2022	2023
Profit for the year attributable to owners of the parent (millions of yen)	¥657,425	¥707,067	¥651,416
Weighted average number of common shares outstanding, basic (shares)	1,726,638,088	1,719,961,835	1,696,307,115
Basic earnings per share attributable to owners of the parent (yen)	¥380.75	¥411.09	¥384.02